T REX 2X LONG HOOD DAILY TARGET ETF
Consolidated Schedule of Investments		3/31/2025 (unaudited)

	Shares	Value
MONEY MARKET FUND - 15.65%
First American Treasury Obligations Fund - 3.95%(A)	7,753,667	$7,753,667

TOTAL INVESTMENTS -15.64%		7,753,667

Other assets, net of liabilities - 84.35%(B)		$41,793,831

TOTAL NET ASSETS - 100.00%		$49,547,498

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C)
TOTAL RETURN SWAP CONTRACTS

Reference	Pay/Receive					Unrealized
Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
Counterparty: Clear Street Derivatives, LLC
Robinhood Markets, Inc.	Receive	(OBFR01(D) +350bps)	Monthly	2/2/2027	$ 45,244,977	$ 3,543,203
Counterparty: CF Secured LLC.
Robinhood Markets, Inc.	Receive	(OBFR01(D) +400bps)	Monthly	4/20/2026	$ 2,656,813	$ (140,783)
Counterparty: Marex Derivative Products, Inc.
Robinhood Markets, Inc.	Receive	(OBFR01(D) +350bps)	Monthly	3/24/2026	$ 51,190,561	$ (3,882,421)
TOTAL RETURN SWAP CONTRACTS					$ 99,092,351	$ (480,001)

(A) Effective 7 day yield as of March 31, 2025.
(B) Includes cash which is being held as collateral for total return swap contracts.
(C) OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Total Return Swap Contracts	$	$(480,001)	$